Document and Entity Information	May 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 16, 2024
Securities Act File Number	1-12431
Entity Registrant Name	UNITY BANCORP, INC.
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-3282551
Entity Address, Address Line One	64 Old Highway 22
Entity Address, City or Town	Clinton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08809
City Area Code	908
Local Phone Number	730-7630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	UNTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000920427
Amendment Flag	false